EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
118	Hycroft Mining Holding Corp. *	$2,304
	TOTAL COMMON STOCKS
	(Cost $1,559,792)	2,304

Principal Amount[1]
	FIXED INCOME SECURITIES — 86.9%
	ARGENTINA — 0.1%
9,600,000	Argentina Treasury Bond BONCER 2.000%, 11/9/2026	46,452
	AUSTRALIA — 7.7%
1,500,000	BHP Billiton Finance Ltd. 4.300%, 9/25/2042	1,613,551
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[2]	985,091
	Queensland Treasury Corp.
6,750,000	1.750%, 7/20/2034[2]	3,646,102
1,750,000	4.500%, 8/22/2035[2]	1,146,292
		7,391,036
	BRAZIL — 1.2%
6,000,000	Brazilian Government International Bond 10.250%, 1/10/2028	1,173,357
	CHILE — 2.9%
2,520,000,000	Bonos de la Tesoreria de la Republica en pesos 6.000%, 4/1/2033[2]	2,823,682
	COLOMBIA — 3.6%
11,300,000,000	Colombia Government International Bond 9.850%, 6/28/2027	3,491,592
	DENMARK — 2.9%
1,400,000	Ccit Group A/S 10.248% (3-Month Euribor + 800 basis points), 5/11/2029[2,3,4]	1,664,695
1,000,000	Force Bidco A/S 9.853% (3-Month Euribor + 750 basis points), 4/10/2029[3,4]	1,158,900
		2,823,595
	FRANCE — 1.4%
1,200,000	TotalEnergies S.E. 3.369% [3,5,6]	1,384,562

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	GERMANY — 1.2%
1,000,000	Telio Bidco Germany GmbH 8.719% (3-Month Euribor + 650 basis points), 5/20/2030[3,4]	$1,164,663
	LUXEMBOURG — 3.9%
370,000,000	European Investment Bank 6.950%, 3/1/2029[2]	3,807,097
	MALAYSIA — 3.5%
	Malaysia Government Bond
10,000,000	2.632%, 4/15/2031	2,354,726
4,250,000	3.476%, 7/2/2035	1,021,663
		3,376,389
	MALTA — 3.5%
1,300,000	Airx Group Holdings Ltd. 13.000%, 9/12/2028[2,3]	1,514,986
9,000,000	Gentoo Media PLC 9.255% (Stockholm Interbank Offered Rates 3 Month + 725 basis points), 12/18/2026[3,4]	928,619
800,000	Samara Asset Group PLC 9.699% (3-Month Euribor + 750 basis points), 11/5/2029[2,3,4]	894,835
		3,338,440
	MEXICO — 5.3%
27,850,000	America Movil S.A.B. de C.V. 9.500%, 1/27/2031[3]	1,642,194
	Mexican Bonos
19,000,000	7.750%, 5/29/2031	1,066,328
45,000,000	7.750%, 11/23/2034	2,402,020
		5,110,542
	NETHERLANDS — 3.2%
1,400,000	Boston Bidco Netherlands B.V. 8.291% (3-Month Euribor + 600 basis points), 3/31/2030[2,3,4]	1,677,001
1,300,000	Volkswagen International Finance N.V. 3.875% [3,5,6]	1,459,034
		3,136,035
	NEW ZEALAND — 0.9%
1,200,000	Fonterra Co-operative Group Ltd. 5.236%, 5/19/2032[3]	826,904

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY — 5.5%
5,000,000	Aker A.S.A. 6.275%, 9/27/2027	$531,107
8,750,000	Ax INV1 Holding A.S. 8.300% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 375 basis points), 2/14/2030[3,4]	911,701
5,000,000	City of Oslo Norway 1.320%, 2/16/2028	498,613
12,500,000	Duett Software Group A.S. 10.110% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 550 basis points), 7/14/2028[2,3,4]	1,334,120
10,300,000	Hawk Infinity Software A.S. 11.070% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 650 basis points), 10/3/2028[3,4]	1,081,359
	Lime Petroleum A.S.
3,193,000	12.000%, 1/20/2027[3]	340,346
9,579,000	12.000%, 1/20/2027[3]	501,090
5,275,994	13.840% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/19/2027[2,3]	69,586
637,571	Lime Petroleum Holding A.S. 14.610% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 1,000 basis points), 10/10/2028[2,3]	5,045
		5,272,967
	PERU — 1.7%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,685,884
	PHILIPPINES — 6.0%
	Asian Development Bank
132,000,000	6.200%, 10/6/2026	1,381,245
7,000,000	8.000%, 8/12/2031	1,128,462
7,000,000,000	0.000%, 1/26/2035	844,454
165,000,000	Philippine Government International Bond 6.250%, 1/14/2036	2,466,009
		5,820,170
	POLAND — 4.1%
15,500,000	Republic of Poland Government Bond 5.000%, 10/25/2035	3,953,830
	SINGAPORE — 3.8%
1,000,000	Housing & Development Board 2.320%, 1/24/2028	785,129

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	SINGAPORE (Continued)
	Singapore Government Bond
1,500,000	3.375%, 9/1/2033	$1,257,310
2,100,000	2.250%, 8/1/2036	1,622,919
		3,665,358
	SWEDEN — 2.3%
8,750,000	Flower Infrastructure Technologies A.B. 8.753% (Stockholm Interbank Offered Rates 3 Month + 675 basis points), 2/13/2029[3,4]	946,491
12,500,000	SBP Kredit A.B. 5.516% (Stockholm Interbank Offered Rates 3 Month + 350 basis points), 6/3/2030[3,4]	1,314,546
		2,261,037
	THAILAND — 1.6%
47,000,000	Thailand Government Bond 3.390%, 6/17/2037	1,563,163
	TURKEY — 2.1%
1,700,000	Turkiye Government International Bond 5.200%, 8/17/2031	1,992,052
	UNITED KINGDOM — 5.1%
	European Bank for Reconstruction & Development
10,000,000,000	5.125%, 5/1/2027	547,597
190,000,000	6.300%, 10/26/2027	1,956,324
33,000,000	0.000%, 12/3/2030[3]	1,242,089
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[3,6]	1,165,269
		4,911,279
	UNITED STATES — 13.4%
	Inter-American Development Bank
41,500,000,000	5.100%, 11/17/2026	2,285,198
9,000,000	11.900%, 2/9/2033	1,701,411
	International Bank for Reconstruction & Development
2,000,000	9.750%, 1/21/2027	389,328
18,500,000,000	6.500%, 12/8/2027	1,019,042
24,000,000,000	5.350%, 2/9/2029	1,281,507
9,500,000	10.000%, 10/17/2029	1,757,309
	International Finance Corp.
5,750,000	12.750%, 8/27/2029	1,130,243
16,000,000	0.000%, 5/20/2030	2,013,572

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2026 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED STATES (Continued)
70,000,000	0.000%, 2/22/2038	$1,368,253
		12,945,863
	TOTAL FIXED INCOME SECURITIES
	(Cost $86,236,903)	83,965,949

Number of Shares
	SHORT-TERM INVESTMENTS — 8.8%
8,465,482	Federated Hermes Treasury Obligations Fund - Institutional Class, 3.499% [7]	8,465,482
	Total Short-Term Investments
	(Cost $8,465,482)	8,465,482
	TOTAL INVESTMENTS — 95.7%
	(Cost $96,262,177)	92,433,735
	Other Assets in Excess of Liabilities — 4.3%	4,145,335
	TOTAL NET ASSETS — 100.0%	$96,579,070

PLC – Public Limited Company

*Non-income producing security.
[1]Local currency.
[2]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $19,568,532, which represents 20.26% of Net Assets.
[3]Callable.
[4]Floating rate security.
[5]Perpetual security. Maturity date is not applicable.
[6]Variable rate security.
[7]The rate is the annualized seven-day yield at period end.